Leases (Scheduled Future Minimum Lease Payments) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2020 (excluding the three months ended March 31, 2020)	$ 117,018
2020		$ 155,280
2021	65,364	65,364
Minimum lease payments	182,382	220,644
Less: Imputed interest	(11,982)	(17,274)
Present value of minimum lease payments	170,400	203,370
Less: current maturities of lease obligations	(144,610)	(139,765)
Long-term lease obligations	$ 25,790	$ 63,605